Related-Parties Transactions - Balances and Transaction with Related Parties (Detail) - USD ($) $ in Thousands		2 Months Ended	12 Months Ended
		May 31, 2019	May 31, 2021	May 31, 2020	May 31, 2019
Related Party Transaction [Line Items]
Amounts due from related parties - current			$ 4,118	$ 3,384
Amounts due to related parties - current			33	1,590
Amounts due from related parties - non current			4,157	22,709
Revenue			1,114	479	$ 1,060
Loans provided to related parties		$ 7,128	10,486	7,128	61,155
Cost			2,090	4,970	3,932
Metropolis [Member] | Executive Chairman [Member]
Related Party Transaction [Line Items]
Amounts due from related parties - current	[1]		914	1,951
Amounts due to related parties - current	[1]			159
Amounts due from related parties - non current	[1]		3,623	1,550
Rental expense	[1]		11,653	9,615	7,888
MaxEn [Member] | Equity Method Investee [Member]
Related Party Transaction [Line Items]
Loans provided to related parties	[2]		10,486
Dianshi Jingwei [Member] | Equity Method Investee [Member]
Related Party Transaction [Line Items]
Loans provided to related parties	[3]			7,128	61,155
Others [Member]
Related Party Transaction [Line Items]
Revenue	[4]		1,114	41
Cost	[4]		175	31	460
EEO [Member] | Equity Method Investee [Member]
Related Party Transaction [Line Items]
Cost			0	3,239	2,408
Other Subsidiaries [Member]
Related Party Transaction [Line Items]
Amounts due from related parties - current	[5]		3,204	1,433
Amounts due to related parties - current	[5]		33	1,431
Amounts due from related parties - non current	[5]		534	135
Fishpond [Member] | Equity Method Investee [Member]
Related Party Transaction [Line Items]
Revenue				438	1,060
Beijing Dongfang Heli Investment and Developement Ltd ("Dongfang Heli") [Member] | Equity Method Investee [Member]
Related Party Transaction [Line Items]
Cost			$ 1,915	1,700	$ 1,064
Beijing Dianshi Jingwei Technololy Co., Ltd ("Dianshi Jingwei") [Member] | Equity Method Investee [Member]
Related Party Transaction [Line Items]
Amounts due from related parties - non current	[3]			$ 21,024

[1]	Starting in April 2010, the Group began renting a large portion of a building owned by Metropolis for office space. In March 2012, Metropolis was acquired by a company wholly-owned by Mr. Yu, the Group’s executive chairman. As a result, Metropolis became a related party of the Group. As of May 31, 2020 and 2021, the current amounts due from Metropolis were US$1,951 and US$914, respectively and the non-current amounts due from Metropolis were US$1,550 and US$3,623, respectively. Those represented prepaid rent related to a short-term lease and deposit for the building. As of May 31, 2020 and 2021, the ROU assets related to the leases rented from Metropolis were US$15,828 and US$19,158, respectively, and the relevant lease liabilities were US$15,475 and US$18,965, respectively.
[2]	During the year ended May 31, 2021, the Group provided the loans in aggregate of US$10,486 to Beijing MaxEn, an equity method investee of the Group. As of May 31, 2021, the outstanding balance of the loans was US$5,497, which was fully impaired.
[3]	In April 2016, the Group sold 51% of the equity interest of its fully-owned subsidiary Dianshi Jingwei and Dianshi Jingwei became an equity method investee of the Group. As of May 31, 2020, amounts due from Dianshi Jingwei included five outstanding loans provided by the Group with no interest accrued. During the year ended of May 31, 2021, Dianshi Jingwei fully repaid the loan balance amounting to US$21,024.
[4]	As of May 31, 2020 and 2021, the transactions in “others” included the revenue and cost from long-term investees.
[5]	During the year ended May 31, 2021, the Group provided the loans in aggregate of US$10,486 to Beijing MaxEn, an equity method investee of the Group. As of May 31, 2021, the outstanding balance of the loans was US$5,497, which was fully impaired.